Document and Entity Information	Oct. 30, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Oct. 30, 2026
Entity Central Index Key	0000795422
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Investment Company Type	N-1A